Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practice Related to the Grant of Certain Equity Awards

QCR Holdings has no policy or practice in place with regard to the grant timing of stock options, stock appreciation rights, or similar option-like instruments (“Options”) in relation to the disclosure of material nonpublic information. QCR Holdings does not currently grant, nor has it granted in recent years, Options to its executive officers. Option awards granted to our non-executive employees are generally granted on fixed dates determined in advance, with such Option awards typically made in early March each year. We do not consider the release of material nonpublic information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.

Award Timing Method	QCR Holdings has no policy or practice in place with regard to the grant timing of stock options, stock appreciation rights, or similar option-like instruments (“Options”) in relation to the disclosure of material nonpublic information. QCR Holdings does not currently grant, nor has it granted in recent years, Options to its executive officers. Option awards granted to our non-executive employees are generally granted on fixed dates determined in advance, with such Option awards typically made in early March each year. We do not consider the release of material nonpublic information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false